Commitments and Contingencies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Rental Expenses	$ 3,000	$ 2,700	$ 11,000	$ 10,550
Percentage of Premium	20.00%		20.00%
Accrued interest	$ 136,883		$ 133,883	121,883
Amount of principal	80,000		$ 80,000	$ 80,000
AGP [Member]
Commitments and Contingencies [Line Items]
Accrued interest	121,883
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Accrued interest	121,883
Amount of principal	$ 80,000